(2) Significant Accounting Policies: Impairment of Long-lived Assets and Goodwill (Policies)	9 Months Ended
Jun. 30, 2013
Policies
(5) Impairment of Long-lived Assets

(5)           IMPAIRMENT OF LONG-LIVED ASSETS

The Company reviews its long-lived assets for impairment when events or changes in circumstances indicate that the book value of an asset may not be recoverable and in the case of goodwill, at least annually. The Company evaluates whether events and circumstances have occurred which indicate possible impairment as of each balance sheet date. If the carrying amount of an asset exceeds its fair value, an impairment charge is recognized for the amount by which the carrying amount exceeds the estimated fair value of the asset.  Impairment of long-lived assets is assessed at the lowest levels for which there is an identifiable fair value that is independent of other groups of assets.  The Company recorded $450,000 and $0 of impairment expenses related to monitoring equipment for the nine months ended June 30, 2013 and 2012, respectively.

Scenario, Previously Reported
Policies
(5) Impairment of Long-lived Assets

Impairment of Long-Lived Assets and Goodwill

The Company reviews its long-lived assets for impairment when events or changes in circumstances indicate that the book value of an asset may not be recoverable and in the case of goodwill, at least annually. The Company evaluates whether events and circumstances have occurred which indicate possible impairment as of each balance sheet date. The Company uses an equity method of the related asset or group of assets in measuring whether the assets are recoverable.  If the carrying amount of an asset exceeds its market value, an impairment charge is recognized for the amount by which the carrying amount exceeds the estimated fair value of the asset.  Impairment of long-lived assets is assessed at the lowest levels for which there is an identifiable fair market value that is independent of other groups of assets.  In reviewing historical financial performance and participating in recent discussions in selling Court Programs, Inc. and Midwest Monitoring & Surveillance, Inc., the Company recorded an impairment expense.

The following summarizes the changes in goodwill during the years ended September 30, 2012 and 2011:

	Court Programs, Inc.		Midest Monitoring & Surveillance, Inc.
	2012	2011	2012	2011
Gross carrying amount, beginning of period	$ 2,488,068	$ 2,488,068	$ 3,401,327	$ 1,421,995
Additions	-	-	-	1,979,332
Impairments	(2,488,068)	-	(3,026,327)	-
Gross carrying amount, end o3 period	$ -	$ 2,488,068	$ 375,000	$ 3,401,327